Organization, Consolidation and Presentation of Financial Statements (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation and Consolidation — The unaudited consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) Dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements.

Basis of Presentation and Consolidation—The consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly‑owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s principal subsidiaries are Bentley Systems International Limited (Ireland), Bentley Software International, Limited (Bermuda), Bentley Canada Inc. (Canada), Bentley Systems Europe BV (the Netherlands), Bentley Systems Pty Ltd. (Australia), Bentley Systems Co., Ltd. (Japan), Bentley Systems Germany GmbH (Germany), Bentley Systems Ltd. (UK), and Bentley Systems India Private Limited (India).

Consolidation

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments, consisting only of those of a normal recurring nature, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows at the dates and for the periods indicated. The consolidated balance sheet as of December 31, 2019 included herein is derived from the Company’s audited consolidated financial statements included in this registration statement. The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results expected for the remainder of the fiscal year.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company is party to a joint venture and an investment, both of which are accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company’s principal subsidiaries are Bentley Systems International Limited (Ireland), Bentley Software International, Limited (Bermuda), Bentley Canada Inc. (Canada), Bentley Systems Europe BV (the Netherlands), Bentley Systems Pty Ltd. (Australia), Bentley Systems Co., Ltd. (Japan), Bentley Systems Germany GmbH (Germany), Bentley Systems Ltd. (UK), and Bentley Systems India Private Limited (India).

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s significant estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of common stock and stock‑based compensation, operating lease assets and liabilities, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Use of Estimates—The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s critical estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of stock‑based compensation, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Derivatives Not Designated As Hedging Instruments

Derivatives Not Designated As Hedging Instruments — On March 31, 2020, the Company entered into an interest rate swap with a notional amount of $200,000 and a ten‑year term to reduce the interest rate risk associated with the Company’s Credit Facility (see Note 10). The interest rate swap is not designated as a hedging instrument for accounting purposes. The Company accounts for the swap as either an asset or a liability on the consolidated balance sheet and carries the derivative at fair value. Gains and losses from the change in fair value are recognized in Other income (expense), net and payments related to the swap are recognized in Interest expense, net in the consolidated statements of operations. The bank counterparty to the derivative potentially exposes the Company to credit-related losses in the event of nonperformance. To mitigate that risk, the Company only contracts with counterparties who meet the Company’s minimum requirements under its counterparty risk assessment process. The Company monitors counterparty risk on at least a quarterly basis and adjusts its exposure as necessary. The Company does not enter into derivative instrument transactions for trading or speculative purposes.

Leases

Leases — The Company determines if an arrangement is a lease at inception. Operating leases are included in Operating lease right‑of‑use assets, Operating lease liabilities, and Long‑term operating lease liabilities in the Company’s consolidated balance sheet. Operating lease right‑of‑use assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right‑of‑use assets and operating lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate, if the Company’s leases do not provide an implicit rate, based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is determined based on the Company’s estimated credit rating, the term of the lease, economic environment where the asset resides, and full collateralization. The operating lease right‑of‑use assets also include any lease payments made and are reduced by any lease incentives. Options to extend or terminate the lease are considered in determining the lease term when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight‑line basis over the lease term. The Company’s operating leases are primarily for office space, cars, and office equipment. The Company’s finance lease is included in Property and equipment, net,  Accruals and other current liabilities, and Other liabilities in the Company’s consolidated balance sheet.

Recent Accounting Pronouncements and Recently Adopted Accounting Guidance

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018‑15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which clarifies the accounting for implementation costs in cloud computing arrangements. ASU 2018‑15 is effective for the Company for the annual reporting period beginning after December 15, 2020, and interim periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard and its impact on the Company’s consolidated results of operations and financial position.

In January 2017, the FASB issued ASU No. 2017‑04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be calculated as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This ASU is effective for the Company for the interim and annual reporting periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company does not believe that this ASU will have a material impact on the Company’s consolidated results of operations and financial position.

Recently Adopted Accounting Guidance

In February 2016, the FASB issued ASU No. 2016‑02 regarding ASC Topic 842, Leases (“Topic 842”). This ASU requires balance sheet recognition of lease assets and lease liabilities by lessees for leases classified as operating leases, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. Subsequent to the issuance of ASU 2016‑02, the FASB issued ASU Nos. 2018‑01, Land Easement Practical Expedient for Transition to Topic 842, 2018‑10, Codification Improvements to Topic 842, Leases, 2018‑11, Leases (Topic 842): Targeted Improvements, and 2018‑20, Narrow-Scope Improvements for Lessors. These ASUs do not change the core principle of the guidance in Topic 842. Instead, these amendments are intended to clarify and improve operability of certain topics included within the lease standard.

The Company adopted Topic 842 as of January 1, 2020 using the modified retrospective method for all existing leases. Upon adoption, the Company recognized its lease assets and lease liabilities measured at the present value of all future fixed lease payments, discounted using the Company’s incremental borrowing rate.

The Company elected the package of practical expedients as permitted under the transition guidance, which allows the Company: (1) to not reassess whether any existing contracts are leases or contain a lease; (2) to not reassess the lease classification of existing leases; and (3) to not reassess treatment of initial direct costs for existing leases. Additionally, the Company elected the practical expedients to combine lease and non-lease components for new leases post adoption and to not recognize lease assets and lease liabilities for leases with a term of 12 months or less.

Upon adoption of Topic 842, the Company recognized right-of-use assets of $45,850 and lease liabilities of $47,666 calculated based on the present value of the remaining minimum lease payments as of the adoption date. Topic 842 did not have a material impact to the Company’s consolidated statement of operations (see Note 8).

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“Topic 326”).  Previous guidance required the allowance for doubtful accounts to be estimated based on an incurred loss model, which considers past and current conditions. Topic 326 requires companies to use an expected loss model that also considers reasonable and supportable forecasts of future conditions. Additionally, Topic 326 requires the allowance for doubtful accounts balance (contra‑asset) to be presented separately in the consolidated balance sheets. Topic 326 is effective for the Company for the annual period beginning after December 15, 2020, including interim periods within that annual period. The Company adopted Topic 326 as of January 1, 2020 using the modified retrospective method of adoption. The adoption of the standard did not have a material impact on the Company’s consolidated results of operations and financial position.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”). ASU 2018‑13 modifies certain required disclosures and establishes new requirements related to fair value measurement. Additionally, the disclosure requirement to state the reasons for transfers between Level 1 and Level 2, the policy for timing transfers between levels, and the valuation process for Level 3 measurements have been removed. ASU 2018‑13 is effective for the Company for the annual period beginning after December 15, 2019, including interim periods within that annual period. The Company adopted the ASU effective January 1, 2020. The adoption of this ASU did not have a material impact on the Company’s consolidated results of operations and financial position.

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019‑12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019‑12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU 2019‑12 is effective for the Company for the annual period beginning after December 15, 2021, including interim periods within that annual period. The Company adopted the ASU effective January 1, 2020. The adoption of this ASU did not have a material impact on the Company’s consolidated results of operations and financial position.

Revenue from Contract with Customer

The Company recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services.

Nature of Products and Services

The Company generates revenues from subscriptions, perpetual licenses, and professional services.

Subscriptions

SELECT subscriptions — A prepaid annual recurring subscription that accounts (which are based on distinct contractual and billing relationships with the Company, where affiliated entities of a single parent company may each have an independent account with the Company) can elect to add to a new or previously purchased perpetual license. SELECT provides accounts with benefits, including upgrades, comprehensive technical support, pooled licensing benefits, annual portfolio balancing exchange rights, learning benefits, certain Azure‑based cloud collaboration services, mobility advantages, and access to other available benefits. SELECT subscription revenues are recognized as distinct performance obligations are satisfied. The performance obligations within the SELECT offering, outside of the portfolio balancing exchange right, are concurrently delivered and have the same pattern of recognition. These performance obligations are accounted for ratably over the term as a single performance obligation.

Enterprise subscriptions — The Company also provides Enterprise subscription offerings which provide its largest accounts with complete and unlimited global access to the Company’s comprehensive portfolio of solutions. Enterprise License Subscriptions (“ELS”) provide access for a prepaid fee, which is based on the account’s usage of software in the preceding year, to effectively create a fee‑certain consumption‑based arrangement. ELS contain a term license component, SELECT maintenance and support, and performance consulting days. The SELECT maintenance and support benefits under ELS do not include a portfolio balancing performance obligation. Revenue is allocated to the various performance obligations based on their respective standalone selling price (“SSP”). Revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenues for the SELECT maintenance and support and the performance consulting days are recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets.

Enterprise 365 ("E365") subscriptions , which were introduced during the fourth quarter of 2018, provide unrestricted access to the Company’s comprehensive software portfolio, similar to ELS, however, the accounts are charged based upon daily usage. The daily usage fee includes a term license component, SELECT maintenance and support, and Success Plan services, which are designed to achieve business outcomes through more efficient and effective use of the Company’s software. E365 revenues are recognized based upon usage incurred by the account. Usage is defined as distinct user access on a daily basis. The term of E365 subscriptions aligns with calendar quarters and revenue is recognized based on actual usage.

Term license subscriptions — The Company provides annual, quarterly, and monthly term licenses for its software products. Term license subscriptions contain a term license component and SELECT maintenance and support. Revenue is allocated to the various performance obligations based on their SSP. Annual term licenses (“ATL”) are generally prepaid annually for named user access to specific products. Quarterly term license (“QTL”) subscriptions allow accounts to pay quarterly in arrears for license usage that is beyond their prepaid subscriptions. Monthly term license (“MTL”) subscriptions are identical to QTL subscriptions, except for the term of the license, and the manner in which they are monetized. MTL subscriptions require a Cloud Services Subscription (“CSS”), which is described below. For ATL, revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenue for the SELECT maintenance and support is recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets. For usage‑based QTL and MTL subscriptions, revenues are recognized based upon usage incurred by the account. Usage is defined as peak usage over the respective terms. The terms of QTL and MTL subscriptions align with calendar quarters and calendar months, respectively, and revenue is recognized based on actual usage.

Visas and Passports are quarterly or annual term licenses enabling users to access specific project or enterprise information and entitle certain functionality of the Company’s ProjectWise and AssetWise systems. The Company’s standard offerings are usage based with monetization through the Company’s CSS program as described below.

CSS is a program designed to streamline the procurement, administration, and payment process. The program requires an account to estimate their annual usage for CSS eligible offerings and deposit funds in advance. Actual consumption is monitored and invoiced against the deposit on a calendar quarter basis. CSS balances not utilized for eligible products or services may roll over to future periods or are refundable. Paid and unconsumed CSS balances are recorded in Accruals and other current liabilities in the consolidated balance sheets. Software and services consumed under CSS are recognized pursuant to the applicable revenue recognition guidance for the respective software or service and classified as subscriptions or services based on their respective nature.

Perpetual licenses

Perpetual licenses may be sold with or without attaching a SELECT subscription. Historically, attachment and retention of the SELECT subscription has been high given the benefits of the SELECT subscription. Perpetual license revenue is recognized upon delivery of the license to the user.

Services

The Company provides professional services including training, implementation, configuration, customization, and strategic consulting services. The Company performs projects on both a time and materials and a fixed fee basis. The Company’s recent and preferred contractual structures for delivering professional services include (i) delivery of the services in the form of subscription‑like, packaged offerings which are annually recurring in nature, and (ii) delivery of the Company’s growing portfolio of Success Plans in standard offerings which offer a level of subscription service over and above the standard technical support offered to all accounts as part of their SELECT or Enterprise agreement. Revenues are recognized as services are performed.

The Company primarily utilizes its direct internal sales force and also has arrangements through independent channel partners to promote and sell Bentley products and subscriptions to end‑users. Channel partners are authorized to promote the sale of an authorized set of Bentley products and subscriptions within an authorized geography under a Channel Partner Agreement.

Significant Judgments and Estimates

The Company’s contracts with customers may include promises to transfer licenses (perpetual or term‑based), maintenance, and services to a user. Judgment is required to determine if the promises are separate performance obligations, and if so, the allocation of the transaction price to each performance obligation. When an arrangement includes multiple performance obligations which are concurrently delivered and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation. For contracts with more than one performance obligation, the transaction price is allocated among the performance obligations in an amount that depicts the relative SSP of each obligation. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount that should be allocated based on the relative SSP of the various products and services.

The Company’s SELECT agreement provides users with perpetual licenses a right to exchange software for other eligible perpetual licenses on an annual basis upon renewal. The Company refers to this option as portfolio balancing and has concluded that the portfolio balancing feature represents a material right resulting in the deferral of the associated revenue. Judgment is required to estimate the percentage of users who may elect to portfolio balance and considers inputs such as historical user elections. This feature is available once per term and must be exercised prior to the respective renewal term. The Company recognizes the associated revenue upon election or when the portfolio balancing right expires. This right is included in the initial and subsequent renewal terms and the Company reestablishes the revenue deferral for the material right upon the beginning of the renewal term.

Revenues—On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers, and related amendments (“Topic 606”) as discussed further in Recently Adopted Accounting Guidance below. Results for reporting periods beginning on or after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the guidance provided by Accounting Standards Codification (“ASC”) 985‑605, Software‑Revenue Recognition, and revenues for non‑software deliverables in accordance with Topic 605‑25, Revenue Recognition, Multiple‑Element Arrangements. The Company refers to ASC 985‑605 and Topic 605‑25 collectively as Topic 605.

The accounting policies for the Company’s revenue recognition are explained in Note 3, Revenue from Contracts with Customers.